ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule Of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2014 and 2013 are as follows:

	Issued		Outstanding
	2014	2013	2014	2013
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,164,929	4,171,729
Series 10	2,428,925	2,428,925	2,421,225	2,421,225
Series 11	2,489,599	2,489,599	2,486,499	2,488,499
Series 12	2,972,795	2,972,795	2,966,795	2,971,795
Series 14	5,574,290	5,574,290	5,555,990	5,565,990
TOTAL	18,679,738	18,679,738	18,631,538	18,655,338

Schedule Of Operating Partnerships Valuation Allowance [Table Text Block]
Accordingly, the Partnership recorded a valuation allowance as follows:

	2014	2013
Series 7	$-	$-
Series 9	13,983	13,983
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	70,546	86,870
Series 14	9,517	11,396
	$172,379	$190,582

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units outstanding in each series at March 31, 2014 and 2013 are as follows:

	2014	2013
Series 7	1,036,100	1,036,100
Series 9	4,169,462	4,174,796
Series 10	2,421,225	2,422,558
Series 11	2,487,832	2,489,232
Series 12	2,970,128	2,971,795
Series 14	5,562,657	5,571,523
TOTAL	18,647,404	18,666,004